OTHER OPERATING INCOME (Schedule of Other Operating Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other operating income [Abstract]
Other income	$ 138	$ 0	$ 0
Rental income from premises	3	3	4
Government supports - COVID-19	0	7	4,424
Government grants	0	333	0
Other operating income	$ 141	$ 343	$ 4,428